CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parenthetical) - ₪ / shares	Dec. 31, 2025	Dec. 31, 2024
Statement of financial position [abstract]
Par value per share	₪ 0.2	₪ 0.2
Ordinary shares, authorized	30,000,000	15,000,000
Ordinary shares issued	8,718,193	6,514,589
Ordinary shares, outstanding	8,718,193	6,514,589